LICENSING AGREEMENTS (Details Narrative) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Mar. 31, 2017
DisneyMember
Agreeement term			3 years
Royalty rate			5.00%
Royalty guarantee			$ 450,870
Common marketing fund contributions requirement, per agreement			$ 820,000
MarvelMember
Agreeement term	18 months
Royalty rate	5.00%	5.00%
Royalty guarantee	$ 37,500	$ 200,000